Investment in Receivable Portfolios, Net	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Investment in Receivable Portfolios, Net
Investment in Receivable Portfolios, Net
The Company utilizes its proprietary forecasting models to continuously evaluate the economic life of each pool. During the quarter ended September 30, 2016, the Company revised the forecasting methodology it uses to value and calculate IRRs on certain portfolios in Europe by extending the collection forecast from 120 months to 180 months. The increase in the collection forecast was applied effective July 1, 2016 to certain portfolios in Europe for which the Company could accurately forecast through such term. In addition, during the three months ended September 30, 2016, the Company recorded allowance charges of approximately $94.0 million resulting from delays or shortfalls in near term collections against the forecasts for certain pools in Europe. For portfolios in Europe that were not extended to 180 months, the Company will continue to include collection forecasts to 120 months in calculating accretion revenue and in its estimated remaining collection disclosures. In the United States, the Company will continue to include collection forecasts to 120 months in calculating accretion revenue. Expected collections beyond the 120 month collection forecast in the United States are included in its estimated remaining collection disclosures but are not included in the calculation of accretion revenue. Subsequent to the recording of the allowance charges for certain pools in Europe, the Company has experienced sustained improvements in collections resulting primarily from its liquidation improvement initiatives. As a result, during the year ended December 31, 2017, the Company reversed approximately $45.7 million of the previously recorded allowance charges for certain pool groups in Europe and raised IRRs for certain other pool groups in Europe.
Additionally, during the year ended December 31, 2017, the Company recorded an allowance charge of $11.4 million on pool groups in the United States, primarily due to two pool groups that were heavily concentrated in Puerto Rico for which collections have been impacted as a result of hurricanes.
Accretable yield represents the amount of revenue the Company expects to generate over the remaining life of its existing investment in receivable portfolios based on estimated future cash flows. Total accretable yield is the difference between future estimated collections and the current carrying value of a portfolio. All estimated cash flows on portfolios where the cost basis has been fully recovered are classified as zero basis cash flows.
The following table summarizes the Company’s accretable yield and an estimate of zero basis future cash flows at the beginning and end of the period presented (in thousands):

	Accretable Yield	Estimate of Zero Basis Cash Flows	Total
Balance at December 31, 2015	$3,047,640	$223,031	$3,270,671
Revenue from receivable portfolios	(892,732)	(138,060)	(1,030,792)
Allowance reversals on receivable portfolios, net	90,997	(6,820)	84,177
Net additions on existing portfolios	441,632	287,116	728,748
Additions for current purchases, net	861,698	—	861,698
Effect of foreign currency translation	(457,230)	236	(456,994)
Balance at December 31, 2016	3,092,005	365,503	3,457,508
Revenue from receivable portfolios	(909,239)	(144,134)	(1,053,373)
Allowance reversals on receivable portfolios, net	(34,294)	(6,942)	(41,236)
Net additions on existing portfolios	365,357	155,160	520,517
Additions for current purchases, net	1,019,856	—	1,019,856
Effect of foreign currency translation	161,385	44	161,429
Balance at December 31, 2017	$3,695,069	$369,632	$4,064,701
During the year ended December 31, 2017, the Company purchased receivable portfolios with a face value of $10.1 billion for $1.1 billion, or a purchase cost of 10.5% of face value. The estimated future collections at acquisition for all portfolios purchased during the year amounted to $2.2 billion.
During the year ended December 31, 2016, the Company purchased receivable portfolios with a face value of $9.8 billion for $0.9 billion, or a purchase cost of 9.2% of face value. The estimated future collections at acquisition for all portfolios purchased during the year amounted to $1.7 billion.
All collections realized after the net book value of a portfolio has been fully recovered (“Zero Basis Portfolios”) are recorded as revenue (“Zero Basis Revenue”). During the years ended December 31, 2017, 2016, and 2015, Zero Basis Revenue was approximately $144.1 million, $138.1 million, and $96.4 million, respectively. During the years ended December 31, 2017, 2016, and 2015, allowance reversals on Zero Basis Portfolios were $6.9 million, $6.8 million, and $11.8 million, respectively.
The following tables summarize the changes in the balance of the investment in receivable portfolios during the following periods (in thousands, except percentages):

	Year Ended December 31, 2017
	Accrual Basis Portfolios	Cost Recovery Portfolios	Zero Basis Portfolios	Total
Balance, beginning of period	$2,368,366	$14,443	$—	$2,382,809
Purchases of receivable portfolios	1,057,066	1,169	—	1,058,235
Disposals or transfers to held for sale	(12,695)	(493)	—	(13,188)
Gross collections(1)	(1,613,351)	(3,511)	(150,782)	(1,767,644)
Put-backs and Recalls(2)	(2,577)	—	(294)	(2,871)
Foreign currency adjustments	138,828	(165)	—	138,663
Revenue recognized	909,239	—	144,134	1,053,373
Portfolio allowance reversals, net	34,294	—	6,942	41,236
Balance, end of period	$2,879,170	$11,443	$—	$2,890,613
Revenue as a percentage of collections(3)	56.4%	0.0%	95.6%	59.6%

	Year Ended December 31, 2016
	Accrual Basis Portfolios	Cost Recovery Portfolios	Zero Basis Portfolios	Total
Balance, beginning of period	$2,436,054	$4,615	$—	$2,440,669
Purchases of receivable portfolios	906,719	—	—	906,719
Transfer of portfolios	(13,076)	13,076	—	—
Gross collections(1)	(1,538,663)	(2,102)	(144,839)	(1,685,604)
Put-backs and Recalls(2)	(27,561)	(1,019)	(33)	(28,613)
Foreign currency adjustments	(196,842)	(127)	(8)	(196,977)
Revenue recognized	892,732	—	138,060	1,030,792
Portfolio (allowance) reversals, net	(90,997)	—	6,820	(84,177)
Balance, end of period	$2,368,366	$14,443	$—	$2,382,809
Revenue as a percentage of collections(3)	58.0%	0.0%	95.3%	61.2%
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(1)	Does not include amounts collected on behalf of others.

(2)
Put-backs represent accounts that are returned to the seller in accordance with the respective purchase agreement (“Put-Backs”). Recalls represent accounts that are recalled by the seller in accordance with the respective purchase agreement (“Recalls”).

(3)	Revenue as a percentage of collections excludes the effects of net portfolio allowances or net portfolio allowance reversals.

	Year Ended December 31, 2015
	Accrual Basis Portfolios	Cost Recovery Portfolios	Zero Basis Portfolios	Total
Balance, beginning of period	$2,131,084	$12,476	$—	$2,143,560
Purchases of receivable portfolios	1,023,722	—	—	1,023,722
Gross collections(1)	(1,587,525)	(5,237)	(107,963)	(1,700,725)
Put-backs and Recalls(2)	(13,009)	(20)	(268)	(13,297)
Foreign currency adjustments	(82,443)	(2,604)	20	(85,027)
Revenue recognized	969,227	—	96,446	1,065,673
Portfolio (allowance) reversals, net	(5,002)	—	11,765	6,763
Balance, end of period	$2,436,054	$4,615	$—	$2,440,669
Revenue as a percentage of collections(3)	61.1%	0.0%	89.3%	62.7%
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(1)	Does not include amounts collected on behalf of others.

(2)
Put-backs represent accounts that are returned to the seller in accordance with the respective purchase agreement (“Put-Backs”). Recalls represent accounts that are recalled by the seller in accordance with the respective purchase agreement (“Recalls”).

(3)	Revenue as a percentage of collections excludes the effects of net portfolio allowances or net portfolio allowance reversals.
The following table summarizes the change in the valuation allowance for investment in receivable portfolios during the periods presented (in thousands):

Valuation Allowance
Balance at December 31, 2014	$75,673
Provision for portfolio allowances	8,322
Reversal of prior allowances	(15,085)
Allowance charged off to investment in receivable portfolios	(8,322)
Balance at December 31, 2015	60,588
Provision for portfolio allowances	94,011
Reversal of prior allowances	(9,834)
Effect of foreign currency translation	(7,728)
Balance at December 31, 2016	137,037
Provision for portfolio allowances	12,047
Reversal of prior allowances	(53,283)
Effect of foreign currency translation	6,775
Balance at December 31, 2017	$102,576